14 Fair value measurement	12 Months Ended
Dec. 31, 2019
Changes in fair value measurement, assets [abstract]
Fair value measurement

14       Fair value measurement

The following table provides the fair value measurement hierarchy of the Company’s assets and liabilities as of December 31, 2019 and 2018.

	Fair value measurement
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2019
Liabilities measured at fair value:
Derivative financial liabilities
Cross-currency interest rate swaps	(757)	-	(757)	-
Assets for which fair values are disclosed
Trade receivable (non-current)	9,801	-	9,801	-
Restricted Cash	16,841	-	16,841	-
Liabilities for which fair values are disclosed
Loans and financing	(60,443)	-	(60,443)	-
Lease liabilities	(284,515)	-	(284,515)	-
Accounts payable to selling shareholders	(300,237)	-	(300,237)	-

December 31, 2018
Assets measured at fair value:
Derivative financial assets
Cross-currency interest rate swaps	1,219	-	1,219	-
Assets for which fair values are disclosed
Trade Receivables (non-current)	5,235	-	5,235	-
Restricted cash	18,810	-	18,810	-
Liabilities for which fair values are disclosed
Loans and financing	(78,813)	-	(78,813)	-
Accounts payable to selling shareholders	(177,730)	-	(177,730)	-

There were no transfers between Level 1 and Level 2 during 2019 and 2018.